General - Additional Information (Detail)	12 Months Ended
	Jun. 30, 2017 Segment shares	Jun. 30, 2016 shares	Dec. 21, 2004 CAD / Note
Organization and Nature of Operations [Line Items]
Income participating securities, principal amount of subordinated notes | CAD / Note			3.847
Common shares outstanding	94,631,743	91,903,515
Number of reportable segments | Segment	2
Subordinated Notes
Organization and Nature of Operations [Line Items]
Debt instrument, stated percentage			14.00%
STA Holdings
Organization and Nature of Operations [Line Items]
Common shares outstanding	0